                 As filed pursuant to Rule 497 under the Securities Act of 1933
                                        Registration No. 333-65965 and 811-9003


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         VARIABLE ANNUITY ACCOUNT SEVEN
      SUPPLEMENT TO THE POLARIS II A-CLASS PROSPECTUS (R-2254-PRO (R 8/03))
                              DATED AUGUST 28, 2003

ALL REFERENCES IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION TO THE WORDS "PRINCIPAL ADVANTAGE" ARE HEREBY CHANGED TO "RETURN PLUS."

On October 28, 2003, the shareholders of Asset Allocation Portfolio approved an Agreement and Plan of Reorganization whereby all assets and liabilities of Asset Allocation Portfolio in the SunAmerica Series Trust ("SAST") will be exchanged for equal shares of equal value of Asset Allocation Portfolio in Anchor Series Trust ("AST"). The reorganization will occur on or about November 24, 2003. At that time, all references in the prospectus and SAI to the Asset Allocation Portfolio managed by WM Advisors are hereby changed to reflect that the portfolio is part of the AST, and not the SAST.

Date:  November 24, 2003






                Please keep this Supplement with your prospectus.

                                   Page 1 of 1
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                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         VARIABLE ANNUITY ACCOUNT SEVEN
              SUPPLEMENT TO THE POLARIS II ASSET MANAGER PROSPECTUS
                              (R-2570-PRO(R 8/03))
                              DATED AUGUST 28, 2003

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED SEPTEMBER 2, 2003.

ALL REFERENCES IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION TO THE WORDS "PRINCIPAL ADVANTAGE" ARE HEREBY CHANGED TO "RETURN PLUS."

On October 28, 2003, the shareholders of Asset Allocation Portfolio approved an Agreement and Plan of Reorganization whereby all assets and liabilities of Asset Allocation Portfolio in the SunAmerica Series Trust ("SAST") will be exchanged for equal shares of equal value of Asset Allocation Portfolio in Anchor Series Trust ("AST"). The reorganization will occur on or about November 24, 2003. At that time, all references in the prospectus and SAI to the Asset Allocation Portfolio managed by WM Advisors are hereby changed to reflect that the portfolio is part of the AST, and not the SAST.

THE FOLLOWING REPLACES THE DISCUSSION PERTAINING TO THE NUMBER OF FREE TRANSFERS PER CONTRACT YEAR LOCATED IN THE FIRST PARAGRAPH OF THE DOLLAR COST AVERAGING
SECTION IN THE RIGHT HAND COLUMN OF PAGE 11 AND IN THE SECOND PARAGRAPH OF THE AUTOMATIC ASSET REBALANCING SECTION IN THE LEFT HAND COLUMN OF PAGE 12 OF THE
PROSPECTUS:

18 free transfers per contract year.


THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE THIRD FULL PARAGRAPH IN THE LEFT HAND COLUMN OF PAGE 11 IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION OF THE PROSPECTUS:

Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail.



Date:  November 24, 2003






                Please keep this Supplement with your prospectus.

                                   Page 1 of 1